Environmental rehabilitation obligation fund (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Schedule of the environment rehabilitation obligation funds

Figures in million - SA rand	Note	2019	2018	2017
Balance at beginning of the year		3,998.7	3,492.4	3,100.5
Contributions made		12.9	63.0	114.5
Payments received		(151.9)	-	-
Interest income		265.5	223.5	230.4
Fair value gain/(loss)[1]		33.8	(24.9)	46.5
Environmental rehabilitation obligation funds on acquisition of subsidiaries	14	443.2	244.7	0.5
Foreign currency translation		-	-	-
Balance at end of the year		4,602.2	3,998.7	3,492.4

Environmental rehabilitation obligation funds comprise of the following:
Restricted cash[2]		610.0	633.9	483.8
Funds		3,992.2	3,364.8	3,008.6

[1] The environmental rehabilitation trust fund includes equity-linked investments that are fair valued at each reporting date

[2] The funds are set aside to serve as collateral against the guarantees made to the Department of Minerals and Resources for environmental rehabilitation obligations

Disclosure of fair value of financial instruments [text block]

Figures in million - SA rand
	2019			2018			2017
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
- Environmental rehabilitation obligation funds	3,578.3	1,023.9	-	3,634.0	364.7	-	3,117.6	374.8	-
- Trade receivables - PGM concentrate sales	-	2,341.6	-	-	5,310.1	-	-	4,512.4	-
- Other investments	414.7	-	184.0	81.5	-	74.5	-	-	-
Financial liabilities measured at fair value
- Derivative financial instrument	-	4,144.9	-	-	408.8	-	-	1,093.5	-
- Rand gold forward sale contracts	-	68.3	-	-	240.8	-	-	-	-

Environment rehabilitation obligation funds
Disclosure of fair value measurement of assets [line items]
Disclosure of fair value of financial instruments [text block]
Figures in million - SA rand	2019	2018	2017
Level 1	3,578.3	3,634.0	3,117.6
Level 2[1]	1,023.9	364.7	374.8

[1] Equity-linked notes have a fixed component of 5% capital guarantee and equity-linked portion which is linked to the performance of the JSE top 40 index. Fair value is determined by the fund manager based on the composition of the underlying investment portfolio, relevant equity prices and the terms of the investments